Taxation - Reconciliation of the Bermuda Statutory Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the Bermuda Statutory Tax Rate [Abstract]
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Tax rates which are different from the statutory rate	101.25%	(7.20%)	(6.64%)
Adjustment attributable to prior years	3.39%	0.67%	1.60%
Change in valuation allowance	(29.41%)	0.00%	0.00%
Adjustments to uncertain tax positions	(14.62%)	(0.18%)	(0.26%)
Total	60.61%	(6.71%)	(5.30%)